Earning per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earning per Share [Abstract]
Loss as reported in the financial statements	$ (299,325)	$ (87,352)	$ (253,877)
Weighted average number of shares outstanding during the period	82,512,544	81,519,167	79,873,732
Basic and diluted loss per share	$ 0.0036	$ 0.0011	$ 0.0032